Revenues - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 546	$ 502		$ 8